Note 25 - Post-employment and other employee benefit commitments. Estimated benefit payments (Details) € in Millions	Dec. 31, 2018 EUR (€)
Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	€ 815
Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	734
Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	652
Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	563
Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	489
Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	1,979
Spain | Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	684
Spain | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	611
Spain | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	518
Spain | Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	419
Spain | Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	333
Spain | Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	965
Mexico [Member] | Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	91
Mexico [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	92
Mexico [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	99
Mexico [Member] | Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	106
Mexico [Member] | Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	112
Mexico [Member] | Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	680
United States [Member] | Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	16
United States [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	17
United States [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	17
United States [Member] | Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	18
United States [Member] | Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	19
United States [Member] | Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	103
Turkey [Member] | Not Later Than One Year Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	24
Turkey [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	14
Turkey [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	18
Turkey [Member] | Later Than Three Years And Not Later Than Four Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	20
Turkey [Member] | Later Than Four Years And Not Later Than Five Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	25
Turkey [Member] | Later Than Five Years And Not Later Than Ten Years Member
Estimated Benefit Payments Line Items
Total estimated Benefit Payments	€ 231